CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Interest income
Loans, including fees	$ 26,373	$ 28,205
Investment securities
Fully taxable	3,406	4,123
Tax exempt	1,506	1,234
Interest-bearing deposits and other	3	6
TOTAL INTEREST INCOME	31,288	33,568
Interest expense
Deposits	5,467	7,210
Borrowings	1,948	2,998
TOTAL INTEREST EXPENSE	7,415	10,208
NET INTEREST INCOME	23,873	23,360
Provision for loan losses	3,728	4,241
NET INTEREST INCOME AFTER PROVISION FOR LOAN LOSSES	20,145	19,119
Non-interest income
Service fees, charges and other operating income	1,698	1,958
Gain on sale of investment securities	760	20
Bank owned life insurance	638	678
Gain on sale of loans	524	871
TOTAL NON-INTEREST INCOME	3,620	3,527
Non-interest expense
Compensation and benefits	10,525	10,205
Occupancy and equipment	2,972	3,003
Federal deposit insurance premiums	675	915
Professional fees	1,331	1,063
Marketing and advertising	312	483
Foreclosed real estate expense	805	374
Other operating	2,197	2,202
TOTAL NON-INTEREST EXPENSE	18,817	18,245
INCOME BEFORE INCOME TAXES	4,948	4,401
Income tax expense	1,019	1,049
NET INCOME	$ 3,929	$ 3,352
Earnings per share-basic (in dollars per share)	$ 1.45	$ 1.25
Earnings per share-diluted (in dollars per share)	$ 1.45	$ 1.25
Basic (in shares)	2,702,200	2,682,135
Diluted (in shares)	2,702,710	2,682,135